Note 47	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of subsequent events	Subsequent events
From July 1, 2025 to the date of preparation of these Consolidated Financial Statements, no subsequent events requiring disclosure in these Consolidated Financial Statements have taken place that significantly affect the Group’s earnings or its consolidated equity position.